Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

In this quarterly report on Form 10-Q, the words “GreenHunter Energy”, “company”, “we”, “our”, and “us” refer to GreenHunter Energy, Inc. and its consolidated subsidiaries unless otherwise stated or the context otherwise requires. The condensed consolidated balance sheet of GreenHunter Energy, Inc. and subsidiaries as of September 30, 2011, the condensed consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010, the condensed consolidated statement of stockholders’ equity for the nine months ended September 30, 2011, and the condensed consolidated statements of cash flows for the nine months ended September 30, 2011 and 2010, are unaudited. The December 31, 2010 condensed consolidated balance sheet information is derived from audited financial statements. In the opinion of management, all necessary adjustments (which include only normal recurring adjustments) have been made to present fairly the financial position at September 30, 2011, and the results of operations for the three and nine month periods ended September 30, 2011 and 2010, changes in stockholders’ equity for the nine months ended September 30, 2011, and cash flows for the nine month periods ended September 30, 2011 and 2010.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. You should read these condensed consolidated financial statements in conjunction with the financial statements and notes thereto included in our December 31, 2010 Form 10-K. The results of operations for the three and nine month periods ended September 30, 2011 are not necessarily indicative of the operating results that will occur for the full year.

The accompanying condensed consolidated financial statements include the accounts of the company and our subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain items have been reclassified to conform with the current presentation.

Development Stage Company

The Company has not earned significant revenue from planned principal operations since the second quarter of 2010. Accordingly, effective July 1, 2010, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth by FASB ASC 915. Among the disclosures required are that the Company’s financial statements be identified as those of a development stage company, and the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception of development stage.

Nature of Operations

Our business plan is to acquire businesses, develop projects, and operate assets involved within the of clean water business as it relates to the oil and gas industry in the unconventional oil and natural gas resource plays. We had previously structured our business to become a leading provider of clean energy products offering industrial, business, and residential customers the opportunity to purchase and utilize clean energy generated from renewable sources. We have refocused our efforts in 2011 on clean water management systems and services. Management has identified a significant unmet need and market opportunity in the area of clean water management as it relates to unconventional oil and natural gas resource plays in the energy industry.

The accompanying financial statements include the accounts of GreenHunter Energy, Inc. and our wholly-owned subsidiaries, GreenHunter Mesquite Lake, LLC (“Mesquite Lake”), GreenHunter Wind Energy, LLC (“Wind”), and GreenHunter Water, LLC. All significant intercompany transactions and balances have been eliminated.

Income or Loss Per Share

Basic income or loss per common share is net income or loss applicable to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is calculated in the same manner, but also considers the impact to net income or loss and common shares outstanding for the potential dilution from stock options, warrants, convertible debentures and preferred stock.

Shares of common stock underlying the following items were not included in dilutive weighted average shares outstanding for the three and nine month periods ended September 30, 2011 and 2010, as their effects would have been anti-dilutive.

	Nine months ended September 30,
	2011	2010
Stock options	6,776,500	7,076,500
Warrants	3,638,794	6,351,745
Convertible debentures	5,625,970	31,283,251
Preferred Stock	2,893,744	3,056,447

Total	18,935,008	47,767,943

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

GreenHunter Energy, Inc. (“GreenHunter”) was incorporated in the State of Delaware on June 7, 2005 under the name BTHC IV, Inc. We were formed for the purpose of reincorporating BTHC IV, LLC, a Texas limited liability company, in the State of Delaware. BTHC IV, LLC was reincorporated in Delaware by means of a merger into our company on April 11, 2006.

On December 6, 2006, GreenHunter Wind Energy LLC (“Wind Energy”), completed a “reverse acquisition” with GreenHunter. In exchange for all of the membership interest of Wind Energy, we issued 14,560,000 shares of Common Stock to the sole shareholder of Wind Energy, or 97.1% of all of the issued and outstanding stock of the company. Simultaneous with the closing of the transaction with Wind Energy, we changed our name to GreenHunter Energy, Inc. and increased the number of authorized shares of common stock to 100,000,000, consisting of 90,000,000 shares of common stock, having a par value of $.001 per share and 10,000,000 shares of preferred stock, having a par value of $.001 per share.

Current Plan of Operations and Ability to Operate as a Going Concern

Our financial position has been adversely affected by our lack of working capital and the overall deterioration across all capital markets, particularly those for renewable energy companies. A substantial drop in market prices of all energy products including the price of biodiesel and our feedstock inventories adversely impacted our inventory values and resulting working capital positions. The lack of consistent and meaningful governmental support with tax incentives and other credit enhancements has had a serious detrimental effect on our planned business operations. We also were unable to make the interest payments due on our Series A Redeemable Debentures for the periods of April 2009 through September 30, 2010. On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. The trustee of the trust is Jack C. Myers, Esq. These debentures were secured by GreenHunter Energy’s ownership interest in GreenHunter BioFuels common stock and are otherwise non-recourse to GreenHunter Energy.

As of December 31, 2010, we had a working capital deficit of $7.3 million which includes $4.2 million related to construction at our Mesquite Lake Biomass Plant.

We have continued to experience losses from ongoing operations. These factors raise doubt about our ability to continue as a going concern. On September 29, 2010 and December 30, 2010 the Chairman and Chief Executive Officer loaned the Company $600 thousand and $260 thousand, respectively, to fund short-term liquidity needs in exchange for promissory notes due October 31, 2010 and January 1, 2011, respectively, which have been extended to April 30, 2011. On March 30, 2011, we received a letter of guarantee from the Chairman and Chief Executive Officer of the company for up to $1.5 million of credit support if needed to fund operations. In September 2010, we closed on $29.9 million in RZFB bonds issued through the California Enterprise Development Authority (CEDA). We did not extend the mandatory redemption date of January 20, 2011, and we are no longer pursuing the bonds as a method of financing the Mesquite Lake project due to the lack of market to sell the bonds. We believe the unrestricted cash, proceeds from our private placement offering beginning February 2011, the $500 thousand in proceeds from the sale of our Ocotillo project to be received in September 2011, discussed further in Note 6 — Acquisitions and Divestitures, and the letter of guarantee and credit support will be sufficient to fund operations for the next twelve months.

Execution of our business plan for the next twelve months requires the ability to generate cash to satisfy planned operating requirements. With the anticipated funds available from the proceeds from our private placement offering, the $500 thousand in proceeds from the sale of our Ocotillo project to be received in September 2011, and the letter of guarantee and credit support, we anticipate having sufficient cash reserves to meet all of our anticipated operating obligations for the next twelve months. Planned capital expenditures are wholly dependent on the Company’s ability to secure additional capital. As a result, we are in the process of seeking additional capital through a number of different alternatives, and particularly with respect to procuring working capital sufficient for the development of our Mesquite Lake biomass plant in order that we have a business segment that can generate positive cash flow to sustain operations.

Development Stage Company

The Company has not earned significant revenue from planned principal operations since the second quarter of 2010. Accordingly, effective July 1, 2010, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth by FASB ASC 915. Among the disclosures required are that the Company’s financial statements be identified as those of a development stage company, and the statements of operations, stockholders’ deficit and cash flows disclose activity since the date of the Company’s inception of development stage.

Nature of Operations

Our business plan is to acquire and operate assets in the renewable energy sectors of biomass, geothermal, wind, and solar. Our plan is to become a leading provider of clean energy products offering residential, business and industrial customers the opportunity to purchase and utilize clean energy generated from renewable sources.

We currently have ongoing business initiatives at GreenHunter in biomass through GreenHunter Mesquite Lake, Inc, (“Mesquite Lake”).

During 2007 we acquired Channel Refining Corporation (“CRC”), which we subsequently renamed GreenHunter BioFuels, Inc. (“BioFuels”). We completed the construction of a 105 million gallon per year intended nameplate capacity biodiesel refinery during 2008 and began production at this facility during August of the same year. The biodiesel refinery built on this site also includes terminal operations, product bulk storage, as well as the ability to process contaminated methanol (a chemical used in biodiesel production). We generated revenues during 2008 and 2009 from biodiesel sales, methanol processing and terminal storage at this site. On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. The trustee of the trust is Jack C. Myers, Esq. These debentures were secured by GreenHunter Energy’s ownership interest in GreenHunter BioFuels common stock and are otherwise non-recourse to GreenHunter Energy. See Note 5 — Discontinued Operations for more information.

On May 14, 2007, we acquired an inactive 18.5 megawatt (“MW”) (nameplate capacity) biomass plant located in Southern California. The plant is owned by our wholly-owned subsidiary, GreenHunter Mesquite Lake, Inc. (“Mesquite Lake”), which was formed for the purpose of operating and owning assets which convert waste material to electricity. We began refurbishing this bio-mass plant during July 2008 but ceased work during the fourth quarter of 2008 when we were informed that certain required permits at the facility were not in place. On August 19, 2009 we entered into a power purchase agreement with a major public utility based in Southern California. During 2010 we restarted refurbishment activities but ceased work during December 2010 until financing is obtained.

On August 29, 2008, we acquired an existing 14 MW (nameplate capacity) wood waste-fired biomass power plant located in Telogia, Florida. The biomass power plant, Telogia Power, LLC, and an associated entity, Telogia Power Unit #2, LLC, (collectively, “Telogia”), were acquired from a privately-held power plant operator. Due to financial constraints, as a result of hurricane damage at our BioFuels facility and the global capital market deterioration, we began marketing our Telogia plant for resale during the fourth quarter of 2008 and completed the divestiture during February 2009 which resulted in a gain of $549 thousand. See Note 5 — Discontinued Operations for more information.

Our Wind Energy segment remains in the development stage. We continue to hold existing rights to potential wind energy farm locations in California to operate and gather data produced from wind measurement equipment located on these sites.